Fair value measurements	12 Months Ended
Dec. 31, 2013
Fair value measurements [Abstract]
Fair value measurements

8. Fair value measurements

 The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2011	2012	2013
		US$	US$	US$
Cash and cash equivalents	Quoted Prices in Active Market for Identical Assets (Level 1)	42,311	10,669	60,494
Term deposits	Quoted Prices in Active Market for Identical Assets (Level 1)	-	-	152,190
Short-term investment	Significant other observable inputs (Level 2)	3,174	24,978	98,411
Total:		45,485	35,647	311,095

For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.